Vanguard Explorer Value™ Fund
Supplement Dated January 31, 2022 to the Prospectus and Summary Prospectus Dated December 17, 2021
Important Changes to Vanguard Explorer Value Fund

Restructuring of the Investment Advisory Team
The Board of Trustees of Vanguard Scottsdale Funds, on behalf of Vanguard Explorer Value Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team, adding Ariel Investments, LLC (Ariel) as a new investment advisor to the Fund.

The Fund operates under the terms of an SEC exemption, whereby the Fund’s Board of Trustees may, without prior approval from shareholders, hire a new advisor.
Effective immediately, Ariel manages a portion of the Fund’s assets along with the Fund’s existing advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Fund. The Fund’s Board of Trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.
In connection with the addition of Ariel to the Fund, effective immediately, John W. Rogers, Jr. and Kenneth E. Kuhrt, CPA, are added as co-portfolio managers of the Ariel portion of the Fund.
The Fund’s investment objective, principal investment strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following text is added under the “Investment Advisors” heading:
Ariel Investments, LLC (Ariel)

The following text is added under the “Portfolio Managers” heading:
John W. Rogers, Jr., Chairman, Co-CEO & Chief Investment Officer and Lead Portfolio Manager of Ariel. He has co-managed a portion of the Fund since January 2022.
Kenneth E. Kuhrt, CPA, Executive Vice President and Portfolio Manager of Ariel. He has co-managed a portion of the Fund since January 2022.
Prospectus Text Changes
In the More on the Fund section, the following is added to the list of advisors under the “Security Selection” heading:
Ariel employs a contrarian investment philosophy united by four principles: active patience, teamwork, focused expertise, and independent thinking. Ariel seeks to take advantage of the market’s short-term view to drive long-term results for our shareholders. As disciplined, bottom-up, fundamental value investors, portfolio construction is based on a combination of conviction and valuation of a company. Ariel favors companies with strong brands and franchises that produce or deliver high quality products or services. Ariel also conducts in-depth analysis on a company’s overall financial structure and strategic goals with a three- to five-year horizon in mind and on the perceived potential of any adverse impact to a company’s enterprise value that may arise from ESG related risk factors.
The following is added as an additional bullet to the list of investment advisors under the “Investment Advisors” heading beginning on page 14:
• Ariel Investments, LLC, 200 East Randolph Street, Suite 2900, Chicago, IL 60601, is an investment management firm founded in 1983. As of November 30, 2021, the firm managed approximately $16.8 billion in assets.
In the first full paragraph on page 15, the fourth sentence is hereby deleted and replaced in its entirety with the following:
The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 3000 Value Custom Index (for Cardinal Capital), the Russell 2000 Value Index (for Frontier Capital), or the Russell 2500 Value Index (for Ariel) over the preceding 36-month period.
The following sentence is added before the last sentence of the first full paragraph on page 15:
The Russell 2500 Value Index, which is reconstituted annually, measures the performance of the small to mid-cap value segment of the U.S. equity universe.

In the same section, the following text is added to the list of managers primarily responsible for the day-to-day management of the Fund:
John W. Rogers, Jr., Chairman, Co-CEO & Chief Investment Officer and Lead Portfolio Manager of Ariel. He has worked in investment management since 1981, has managed investment portfolios and has been with Ariel since 1983, and has co-managed a portion of the Fund since January 2022. Education: A.B., Princeton University.
Kenneth E. Kuhrt, CPA, Executive Vice President and Portfolio Manager of Ariel. He has worked in investment management since 2002, has managed investment portfolios since 2011, has been with Ariel since 2004, and has co-managed a portion of the Fund since January 2022. Education: B.S., University of Illinois at Urbana-Champaign; M.B.A., University of Chicago.

 © 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 1690A 012022
CFA® is a registered trademark owned by CFA Institute.

Vanguard Scottsdale Funds

Supplement Dated January 31, 2022 to the Statement of Additional Information Dated December 17, 2021

Important Changes to Vanguard Explorer Value Fund

Restructuring of the Investment Advisory Team
The Board of Trustees of Vanguard Scottsdale Funds, on behalf of Vanguard Explorer Value Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team, adding Ariel Investments, LLC (Ariel) as a new investment advisor to the Fund.
The Fund operates under the terms of an SEC exemption, whereby the Fund’s Board of Trustees may, without prior approval from shareholders, hire a new advisor.
Effective immediately, Ariel manages a portion of the Fund’s assets along with the Fund’s existing advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Fund. The Fund’s Board of Trustees determines the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.
In connection with the addition of Ariel to the Fund, effective immediately, John W. Rogers, Jr. and Kenneth E. Kuhrt, CPA, are added as co-portfolio managers of the Ariel portion of the Fund.
The Fund’s investment objective, principal investment strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following replaces the introductory sentence on page B-61:
The Trust currently uses four investment advisors:
The following is added to the list of investment advisors under that sentence:
■ Ariel Investments, LLC (Ariel) provides investment advisory services for a portion of Vanguard Explorer Value Fund.
Within that same section, under I. Vanguard Explorer Value Fund beginning on page B-61, the following changes are made:
The fourth sentence in the introductory paragraph is hereby deleted and replaced in its entirety with the following:
The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 3000 Value Custom Index (for Cardinal Capital), the Russell 2000 Value Index (for Frontier Capital), or the Russell 2500 Value Index (for Ariel) over the preceding 36-month period.
The following sentence is added before the last sentence in the introductory paragraph:
The Russell 2500 Value Index, which is reconstituted annually, measures the performance of the small to mid-cap value segment of the U.S. equity universe.

The following is added as a new subsection:
C. Ariel Investments, LLC (Ariel)
Founded in 1983 by Chairman, CIO and Co-CEO John W. Rogers, Jr., Ariel became an industry trailblazer by being the first black-owned mutual fund company in the United States. Under Ariel’s time-tested patient investing philosophy, the firm has managed small-cap value portfolios for over 38 years. Ariel launched international and global strategies in 2011, also with a long-term approach. Ariel is headquartered in Chicago, with offices in New York City, San Francisco, and Sydney.
1. Other Accounts Managed
The following table provides information relating to the other accounts (other than the Fund) managed by the portfolio managers of the Fund as of November 30, 2021:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
John W. Rogers, Jr.	Registered investment companies	4	$5.0B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	134	$4.1B	1	$82.9M
Kenneth E. Kuhrt	Registered investment companies	2	$3.3B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	53	$2.6B	0	$0

2. Material Conflicts of Interest
Conflicts of interest can arise in connection with Ariel’s or its portfolio managers’ management of the Fund vis-à-vis its/their discretionary authority over other client accounts. These conflicts are described in Ariel’s Form ADV and/or otherwise disclosed. Examples of these conflicts include:
■ Potential conflicts of interest arise from managing accounts with performance-based fees alongside accounts with asset-based fees, including the incentive to favor performance-based accounts to increase the manager’s own profits. Ariel does not manage performance-based fee accounts differently than asset-based fee accounts. Specifically, Ariel has in place various procedures to mitigate the conflicts, which include the use of a model portfolio for each strategy to construct individual client portfolios, regular reviews of accounts, performance dispersion reporting procedures, trade aggregation and allocation policies and a trade rotation policy.
■ Ariel’s management of separately managed accounts for itself and its employees raises a potential conflict of interest because of the potential that Ariel would preferentially allocate trades for itself and its employees to the detriment of other clients. Ariel addresses this conflict by following procedures designed to prevent such preferential treatment, including its trade aggregation and allocation and trade rotation procedures. Ariel takes a number of factors into account when making allocation decisions including, but not limited to, client guidelines or investment restrictions, cash levels, size of account, weighting of securities in a portfolio, any client directed brokerage requirements, and other relevant investment factors.
■ There may be a pending block order for a security specific to a strategy when a subsequent additional block order is placed for the same security for another strategy. If, upon receiving the second order, the security price has not materially changed and a significant amount of time has not lapsed since the first order was placed, Ariel’s traders may aggregate the first and subsequent orders. However, in cases where the first order has been substantially filled or the price has substantially changed, Ariel’s traders may allocate the existing order and then combine the unexecuted portion for a new block order.
■ An instance could arise whereby Ariel may receive an investment opportunity of limited availability to allocate among its clients. Ariel’s policy is to allocate IPOs fairly and equitably among those clients eligible to receive IPOs. Portfolio managers will not give preferential treatment in its allocations to any Ariel proprietary account or any accounts in which Ariel’s affiliated persons may have an interest.
■ Potential conflicts of interest arise when Ariel votes proxies of issuers that have or are seeking a material relationship with Ariel. For example, Ariel manages retirement plan assets and corporate assets for issuers whose securities are held by Ariel’s clients for whom Ariel votes proxies. Ariel also votes proxies of issuers that distribute Ariel’s Funds or that otherwise have a material business relationship with Ariel. Ariel mitigates these and other potential conflicts of interest that arise by following, among other things, a disciplined investment strategy and proxy voting procedures designed to detect and resolve potential conflicts of interest in the proxy voting process and to cast votes that are in the best interests of clients and not a product of a conflict.
3. Description of Compensation
Portfolio Manager Compensation – John W. Rogers, Jr. As of November 30, 2021, Mr. Rogers’ compensation is determined by Ariel’s Board of Directors and consists of:
(1) Base Salary. Base salary is a fixed amount determined annually and is calculated based upon market factors for chief executive officers with portfolio management responsibilities.
(2) Discretionary Cash Bonus. Discretionary cash bonuses are related to Ariel’s profitability.
(3) Annual Restricted Stock Grants. Stock grants awarded are based upon Mr. Rogers’ contribution to Ariel.
Portfolio Manager Compensation – Kenneth E. Kuhrt. As of November 30, 2021, Mr. Kuhrt’s compensation is determined by Mr. Rogers, in consultation with Ariel’s Board of Directors, and consists of:
(1) Base Salary. Base salary is a fixed amount determined annually. Base salary may be based on factors such as level of experience, position responsibilities, and years of service.
(2) Discretionary Cash Bonus. Discretionary cash bonuses are related to Ariel’s profitability.
(3) Annual Restricted Stock Grants. Stock grants awarded are based upon Mr. Kuhrt’s contribution to Ariel.
Ariel attempts to align the interests of the portfolio managers and Fund shareholders in determining the portfolio managers’ compensation. Each portfolio manager is evaluated on qualitative factors, which may include: technical skills, productivity, communication skills, industry knowledge, contribution to long-term performance of a fund or other accounts he or she manages, and consistent exhibition of Ariel’s firm values. There is no mathematical formula attributed to any of the factors considered in determining the value of each form of compensation; rather, each factor considered is a part of a comprehensive qualitative review.
4. Ownership of Securities
As of November 30, 2021, Mr. Rogers and Mr. Kuhrt did not own any shares of the Fund.
Within the Investment Advisory and Other Services section, the paragraphs under the sub-heading Duration and Termination of Investment Advisory Agreements on page B-66 are replaced with the following:
The current investment advisory agreements with the unaffiliated advisors (other than Ariel) are renewable for successive one-year periods, only if (1) each renewal is specifically approved by a vote of the Fund’s board of trustees, including the affirmative votes of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of the Fund’s outstanding voting securities. An agreement is automatically terminated if assigned and may be terminated without penalty at any time either (1) by vote of the board of trustees of the Fund upon thirty (30) days’ written notice to the advisor, (2) by a vote of a majority of the Fund’s outstanding voting securities upon 30 days’ written notice to the advisor, or (3) by the advisor upon ninety (90) days’ written notice to the Fund.
The initial investment advisory agreement with Ariel is binding for a two-year period. At the end of that time, the agreement will become renewable for successive one-year periods, subject to the above conditions.
Vanguard provides investment advisory services to the Vanguard Russell Index Funds, the Vanguard Sector Bond Index Funds, Vanguard Total Corporate Bond ETF, and Vanguard Total World Bond ETF pursuant to the terms of the Fifth Amended and Restated Funds' Service Agreement. This agreement will continue in full force and effect until terminated or amended by mutual agreement of the Vanguard funds and Vanguard.

The following is added to Appendix B beginning on page B-101:
Ariel Investments, LLC (Ariel) has established Proxy Voting Policies and Procedures (the Proxy Policies) concerning proxies voted by Ariel on behalf of each client who delegates proxy voting authority to Ariel and delivers the proxies to Ariel. A client may retain proxy voting powers, give particular proxy voting instructions to Ariel, or have a third-party fiduciary vote proxies. Ariel’s Proxy Policies are subject to change as necessary or appropriate to remain current with applicable rules and regulations and our internal policies and procedures.
Ariel’s Domestic Strategies
The ”domestic strategies” consist of the traditional value and focused value strategies.
As part of our domestic strategies’ investment process, Ariel places emphasis on a company’s management, its board and its activities. Ariel looks for companies with high quality management teams, as represented by their individual industry experience and their management of material environmental, social and governance (ESG) issues. Furthermore, Ariel strives to invest with management teams who show integrity, candor, and foster open and honest communication with their shareholders. Accordingly, Ariel believes that the recommendation of a company’s management on any issue should be given considerable weight in determining how a proxy voting resolution is resolved. As a result, it is generally Ariel’s policy to vote in accordance with management.
Ariel has established general guidelines for voting clients’ proxies. While these generally guide Ariel’s decision-making, all issues are analyzed by the Ariel analyst who follows the company, the head of ESG, as well as Ariel’s Director of Research Operations. As a result, there may be cases in which particular circumstances lead Ariel to vote an individual proxy differently than otherwise stated within Ariel’s general proxy voting guidelines. In such cases, Ariel will document its reasoning.
Potential conflicts of interest arise when Ariel votes proxies of issuers that have or are seeking a material relationship with Ariel. For example, Ariel manages retirement plan assets and corporate assets for issuers whose securities are held by Ariel’s clients for whom Ariel votes proxies. Ariel also votes proxies of issuers that distribute Ariel’s Funds or that otherwise have a material business relationship with Ariel. Ariel mitigates these and other potential conflicts of interest that arise by following, among other things, a disciplined investment strategy and proxy voting procedures designed to detect and resolve potential conflicts of interest in the proxy voting process and to cast votes that are in the best interests of clients and not a product of a conflict.
If it is determined that a material conflict of interest may exist, such as a business relationship with a portfolio company, it is Ariel’s policy to generally vote in accordance with the recommendations of Institutional Shareholder Services, Inc. (ISS). If, in a conflict situation, Ariel decides to vote differently than ISS, the proxy will be referred to Ariel’s Domestic Proxy Resolution Committee, which is charged with determining whether the decision to vote differently than ISS is in the best interests of Ariel’s clients and is not the product of a conflict.
Voting Limitations
Ariel generally will not vote its clients’ proxies in the following circumstances:
■ For securities Ariel did not acquire for a client’s account (e.g., if a new client transferred securities to Ariel and Ariel has not yet sold the securities through the account transition process, or if an Ariel client chooses to invest its cash in a money market fund).
■ In those instances where Ariel receives a meeting notice without enough time to fully process the proxy.
■ For those Ariel clients who engage in securities lending programs through their custodians, and the security is on loan at the record date.
■ If a client’s custodian is unable to retrieve and deliver ballots to Ariel’s proxy voting service (ISS).
Ariel may be required to vote shares in securities of regulated companies (such as banks) in conformance with conditions specified by the industry’s regulator. Additionally, the issuer of a security may impose limitations upon Ariel’s ability to vote proxies for its clients. In these circumstances, Ariel will refrain from voting some or all of clients’ shares.
Some clients who delegate proxy voting authority to Ariel may give Ariel specific proxy voting instructions that could be contrary to Ariel’s guidelines. As a result, Ariel could vote differently for those clients than it votes for other clients in the same strategy.

For each proxy, Ariel maintains records as required by applicable law. Proxy voting information will be provided to clients in accordance with their agreement with us or upon request. You may request a copy of Ariel’s Proxy Voting Policies and Procedures, or a copy of the specific voting record for the Fund, by calling Ariel at (800) 725-0140, emailing ClientserviceIR@arielinvestments.com, or writing to Ariel Investments, LLC, Attention: Institutional Client & Investor Relations, at 200 East Randolph Street, Suite 2900, Chicago, IL 60601.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 1690A 012022